UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Windcrest Discovery Investments LLC

Address:  57 Danbury Road - Suite 204
          Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Gellert
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

  /s/James Gellert                  Wilton, CT              August 6, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 94

Form 13F Information Table Value Total: $95,700
                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number              Name

1     028-12175                         WD Offshore Fund, Ltd.


                                                             FORM 13F INFORMATION TABLE


COLUMN 1                            COLUMN  2     COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                      TITLE                    VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                      OF CLASS      CUSIP        (X1000)   PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------                      --------      -----        -------   -------   --- ----  ---------- --------  ----  ------  ----

AFC ENTERPRISES INC                    COM        00104Q107        496   28,700     SH       SHARED          1           28,700
ADAMS RESPIRATORY THERAPEUTI           COM        00635P107        591   15,000     SH       SHARED          1           15,000
ALON USA ENERGY INC                    COM        020520102        502   11,400     SH       SHARED          1           11,400
AMBASSADORS GROUP INC                  COM        023177108        398   11,200     SH       SHARED          1           11,200
AMEDISYS INC                           COM        023436108        421   11,600     SH       SHARED          1           11,600
AMSURG CORP                            COM        03232P405      1,106   45,800     SH       SHARED          1           45,800
BLACKBAUD INC                          COM        09227Q100        431   19,500     SH       SHARED          1           19,500
BOSTON BEER INC                        CL A       100557107        889   22,600     SH       SHARED          1           22,600
BRIGHT HORIZON FAMILY SOLUTI           COM        109195107      2,172   55,810     SH       SHARED          1           55,810
CPI INTERNATIONAL INC                  COM        12618M100        882   44,500     SH       SHARED          1           44,500
CRA INTL INC                           COM        12618T105        458    9,500     SH       SHARED          1            9,500
CAL DIVE INTL INC DEL                  COM        12802T101      1,118   67,200     SH       SHARED          1           67,200
CENTENE CORP DEL                       COM        15135B101        835   38,970     SH       SHARED          1           38,970
CHART INDS INC                    COM PAR $0.01   16115Q308      1,132   39,800     SH       SHARED          1           39,800
CHEMED CORP NEW                        COM        16359R103        603    9,100     SH       SHARED          1            9,100
CHOICE HOTELS INTL INC                 COM        169905106        877   22,200     SH       SHARED          1           22,200
COLUMBIA SPORTSWEAR CO                 COM        198516106        893   13,000     SH       SHARED          1           13,000
DECKERS OUTDOOR CORP                   COM        243537107      1,009   10,000     SH       SHARED          1           10,000
DOMINOS PIZZA INC                      COM        25754A201      1,068   58,459     SH       SHARED          1           58,459
DOVER DOWNS GAMING & ENTMT I           COM        260095104        606   40,400     SH       SHARED          1           40,400
DYNAMEX INC                            COM        26784F103        840   32,900     SH       SHARED          1           32,900
DYNAMIC MATLS CORP                     COM        267888105      1,035   27,600     SH       SHARED          1           27,600
EXPONENT INC                           COM        30214U102        893   39,900     SH       SHARED          1           39,900
FTI CONSULTING INC                     COM        302941109      1,137   29,900     SH       SHARED          1           29,900
FIRST ADVANTAGE CORP                   CL A       31845F100      1,753   76,200     SH       SHARED          1           76,200
FORWARD AIR CORP                       COM        349853101        900   26,400     SH       SHARED          1           26,400
GLOBAL INDS LTD                        COM        379336100      1,094   40,800     SH       SHARED          1           40,800
GOODMAN GLOBAL INC                     COM        38239A100      2,026   91,170     SH       SHARED          1           91,170
HANGER ORTHOPEDIC GROUP INC          COM NEW      41043F208        863   79,900     SH       SHARED          1           79,900
HEALTHSPRING INC                       COM        42224N101        751   39,380     SH       SHARED          1           39,380
HOUSTON WIRE & CABLE CO                COM        44244K109      2,276   80,100     SH       SHARED          1           80,100
HUB GROUP INC                          CL A       443320106      1,153   32,800     SH       SHARED          1           32,800
HURCO COMPANIES INC                    COM        447324104      1,639   32,800     SH       SHARED          1           32,800
ICU MED INC                            COM        44930G107      1,512   35,210     SH       SHARED          1           35,210
INDUSTRIAL DISTR GROUP INC             COM        456061100      1,101   97,486     SH       SHARED          1           97,486
INFOUSA INC NEW                        COM        456818301        682   66,700     SH       SHARED          1           66,700
INTERACTIVE DATA CORP                  COM        45840J107      1,163   43,430     SH       SHARED          1           43,430
INVENTIV HEALTH INC                    COM        46122E105        941   25,700     SH       SHARED          1           25,700
I2 TECHNOLOGIES INC                  COM NEW      465754208        792   42,500     SH       SHARED          1           42,500
J2 GLOBAL COMMUNICATIONS INC         COM NEW      46626E205      1,183   33,900     SH       SHARED          1           33,900
JACKSON HEWITT TAX SVCS INC            COM        468202106        833   29,630     SH       SHARED          1           29,630
K TRON INTL INC                        COM        482730108        955    9,500     SH       SHARED          1            9,500
KEYSTONE AUTOMOTIVE INDS INC           COM        49338N109      1,473   35,600     SH       SHARED          1           35,600
LCA-VISION INC                    COM PAR $.001   501803308      1,026   21,700     SH       SHARED          1           21,700
LANDAUER INC                           COM        51476K103        970   19,700     SH       SHARED          1           19,700
LANDSTAR SYS INC                       COM        515098101        878   18,200     SH       SHARED          1           18,200
LECG CORP                              COM        523234102        580   38,400     SH       SHARED          1           38,400
LO-JACK CORP                           COM        539451104        936   42,000     SH       SHARED          1           42,000
MTS SYS CORP                           COM        553777103        907   20,300     SH       SHARED          1           20,300
MAIDENFORM BRANDS INC                  COM        560305104        870   43,800     SH       SHARED          1           43,800
MANHATTAN ASSOCS INC                   COM        562750109        952   34,100     SH       SHARED          1           34,100
MATTHEWS INTL CORP                     CL A       577128101        953   21,850     SH       SHARED          1           21,850
MICROS SYS INC                         COM        594901100        952   17,500     SH       SHARED          1           17,500
MICROSTRATEGY INC                    CL A NEW     594972408        794    8,400     SH       SHARED          1            8,400
MOLINA HEALTHCARE INC                  COM        60855R100        826   27,060     SH       SHARED          1           27,060
NIC INC                                COM        62914B100        775  113,300     SH       SHARED          1          113,300
NATCO GROUP INC                        CL A       63227W203      1,133   24,600     SH       SHARED          1           24,600
NAVTEQ CORP                            COM        63936L100        838   19,800     SH       SHARED          1           19,800
OBAGI MEDICAL PRODUCTS INC             COM        67423R108        443   25,000     SH       SHARED          1           25,000
ODYSSEY HEALTHCARE INC                 COM        67611V101        855   72,050     SH       SHARED          1           72,050
OWENS & MINOR INC NEW                  COM        690732102        953   27,280     SH       SHARED          1           27,280
PAPA JOHNS INTL INC                    COM        698813102      1,122   39,000     SH       SHARED          1           39,000
PARK ELECTROCHEMICAL CORP              COM        700416209        395   14,000     SH       SHARED          1           14,000
PARKER DRILLING CO                     COM        701081101        848   80,500     SH       SHARED          1           80,500
PEDIATRIX MED GROUP                    COM        705324101      1,438   26,070     SH       SHARED          1           26,070
PEROT SYS CORP                         CL A       714265105        353   20,700     SH       SHARED          1           20,700
PROGRESS SOFTWARE CORP                 COM        743312100      1,059   33,300     SH       SHARED          1           33,300
QUEST SOFTWARE INC                     COM        74834T103        754   46,600     SH       SHARED          1           46,600
REGIS CORP MINN                        COM        758932107        884   23,100     SH       SHARED          1           23,100
RIMAGE CORP                            COM        766721104        979   31,000     SH       SHARED          1           31,000
ROFIN SINAR TECHNOLOGIES INC           COM        775043102        876   12,700     SH       SHARED          1           12,700
ROLLINS INC                            COM        775711104        870   38,200     SH       SHARED          1           38,200
SPSS INC                               COM        78462K102        936   21,200     SH       SHARED          1           21,200
SCIELE PHARMA INC                      COM        808627103        839   35,600     SH       SHARED          1           35,600
STRAYER ED INC                         COM        863236105      1,844   14,000     SH       SHARED          1           14,000
SUN HYDRAULICS CORP                    COM        866942105      1,822   37,000     SH       SHARED          1           37,000
SUPERIOR ENERGY SVCS INC               COM        868157108      1,046   26,200     SH       SHARED          1           26,200
SYBASE INC                             COM        871130100        867   36,300     SH       SHARED          1           36,300
TEAM INC                               COM        878155100      2,214   49,225     SH       SHARED          1           49,225
TEMPUR PEDIC INTL INC                  COM        88023U101      1,300   50,200     SH       SHARED          1           50,200
TRANSACTION SYS ARCHITECTS             COM        893416107        431   12,800     SH       SHARED          1           12,800
TRANSDIGM GROUP INC                    COM        893641100        967   23,900     SH       SHARED          1           23,900
TRICO MARINE SERVICES INC            COM NEW      896106200        691   16,900     SH       SHARED          1           16,900
TRUE RELIGION APPAREL INC              COM        89784N104        899   44,200     SH       SHARED          1           44,200
UNITED INDL CORP                       COM        910671106        858   14,300     SH       SHARED          1           14,300
VIAD CORP                            COM NEW      92552R406      2,939   69,700     SH       SHARED          1           69,700
W-H ENERGY SVCS INC                    COM        92925E108        693   11,200     SH       SHARED          1           11,200
WARNACO GROUP INC                    COM NEW      934390402        940   23,900     SH       SHARED          1           23,900
WEYCO GROUP INC                        COM        962149100        423   15,700     SH       SHARED          1           15,700
WILEY JOHN & SONS INC                  CL A       968223206      2,091   43,300     SH       SHARED          1           43,300
WOLVERINE WORLD WIDE INC               COM        978097103        876   31,600     SH       SHARED          1           31,600
WRIGHT EXPRESS CORP                    COM        98233Q105      1,052   30,700     SH       SHARED          1           30,700
ASSURED GUARANTY LTD                   COM        G0585R106      2,459   83,180     SH       SHARED          1           83,180
SMART MODULAR TECHNOLOGIES I         ORD SHS      G82245104        812   59,000     SH       SHARED          1           59,000










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